Business Segment Information (Summary Of Company's Reporting Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
REVENUES	$ 1,352,985	$ 1,481,643	$ 1,450,505
Depreciation and amortization	246,896	240,314	232,332
Interest Expense	129,493	121,771	95,509
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	138,559	167,921	147,474
Property, Plant and Equipment, Additions	235,736	219,242	235,764
Tax benefit	28,592	35,528	13,449
Net income	109,967	132,393	134,025
TOTAL ASSETS	4,969,919	4,928,669	4,862,053
Accruals for capital expenditures	54,360	35,471	47,553
Financed Capital Expenditures	0	5,600	11,400
Electric [Member]
Segment Reporting Information [Line Items]
REVENUES	1,352,985	1,481,643	1,450,505
Depreciation and amortization	246,896	240,314	232,332
Interest Expense	87,281	89,014	64,472
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	184,174	200,707	178,953
Property, Plant and Equipment, Additions		219,242	235,764
TOTAL ASSETS	4,952,408	4,918,408	4,851,712
Other Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	0	0	0
Interest Expense	42,212	32,757	31,037
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(45,615)	(32,786)	(31,479)
Property, Plant and Equipment, Additions	0	0	0
TOTAL ASSETS	$ 17,511	$ 10,261	$ 10,341